Post-employment benefits for associates (Details 4) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	$ 23,210	$ 23,614
Plan assets, at fair value	20,275	19,225
Funded status	(2,935)	(4,389)
Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	1,227	1,236
Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	8,069	8,777
Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	2,904	2,346
Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	12,237	12,491
Switzerland
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	14,606	15,436
Plan assets, at fair value	14,445	13,958
Funded status	(161)	(1,478)
Switzerland | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	5,627	6,426
Switzerland | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	8,979	9,010
US
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	3,788	3,783
Plan assets, at fair value	2,400	2,282
Funded status	(1,388)	(1,501)
US | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	728	739
US | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	796	891
US | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	1,258	831
US | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	1,734	2,061
Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	4,816	4,395
Plan assets, at fair value	3,430	2,985
Funded status	(1,386)	(1,410)
Rest of the world | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	499	497
Rest of the world | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	1,646	1,460
Rest of the world | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	1,646	1,515
Rest of the world | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	$ 1,524	$ 1,420